Related Party Transactions (Details) - Underhill - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2020	Jan. 20, 2021
Related Party Transaction [Line Items]
Expenses paid to related party	$ 480
President And General Counsel | President And General Counsel
Related Party Transaction [Line Items]
Ownership percentage		20.00%